Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the sponsor purchased an aggregate of 2,457,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant, or $2,457,000 in the aggregate, in a private placement. The terms of the Private Placement Warrants are identical to those of the Public Warrants, other than as described in Note 7. The holders have agreed not to transfer, assign or sell any of the Private Placement Warrants or underlying securities (except to certain permitted transferees) until the completion of the initial Business Combination.

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the sponsor purchased an aggregate of 2,457,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant, or $2,457,000 in the aggregate, in a private placement. The Private Warrants is identical to the warrants sold as a part of the Units being offered in the Initial Public Offering. The holders have agreed not to transfer, assign or sell any of the Private Warrants or underlying securities (except to certain permitted transferees) until the completion of the initial Business Combination.